Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes [Abstract]
Summary of Effective Income Tax for Continuing Operations from Statutory Canadian Tax Rates
The effective income tax rate for continuing operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31
	2020	2019
	%	%
Income tax expense at statutory Canadian rates	25.6	27.0
Increase (decrease) resulting from:
Rate differential on foreign income	2.5	2.2
Non-deductible expenses and non-taxable income	1.6	0.7
Unrecognized tax losses and temporary differences	(0.5)	0.6
Research and development and other tax credits	(1.1)	(1.0)
Other	(1.5)	(2.7)
	26.6	26.8

Summary of Major Components of Current and Deferred Income Tax Expense from Continuing Operations
Major components of income tax expense from continuing operations are as follows:

	For the year ended December 31
	2020	2019
	$	$
Ongoing operations	76.9	54.9
UK reorganization tax and US transition tax	2.6	1.1
Current income tax expense	79.5	56.0

	For the year ended December 31
	2020	2019
	$	$
Origination and reversal of timing differences	(17.0)	12.9
Unrecognized tax losses and temporary differences	0.8	7.8
Change of tax rates	(1.7)	(1.0)
Recovery arising from previously unrecognized tax assets	(4.0)	(4.6)
Deferred income tax (recovery) expense	(21.9)	15.1

Significant Components of Net Deferred Income Tax Assets (Liabilities) and Reconciliation of Net Deferred Tax Assets (Liabilities)
Significant components of net deferred income tax assets (liabilities) are as follows:

	December 31, 2020	December 31, 2019
	$	$
Deferred income tax assets (liabilities)
Lease liabilities	154.9	162.0
Differences in timing of taxability of revenue and deductibility of expenses	27.7	16.2
Loss and tax credit carryforwards	8.7	11.4
Employee defined benefit plan	5.7	8.5
Other	1.2	1.1
Carrying value of property and equipment in excess of tax cost	(26.2)	(22.7)
Carrying value of intangible assets in excess of tax cost	(84.3)	(90.1)
Lease assets	(108.7)	(127.7)
	(21.0)	(41.3)
The following is a reconciliation of net deferred tax assets (liabilities):

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of the year	(41.3)	(33.1)
Impact of IFRS 16 in 2019	—	11.5
January 1, 2019	(41.3)	(21.6)
Tax effect on equity items	(2.0)	4.0
Impact of foreign exchange	0.9	0.8
Other	0.4	0.2
Deferred taxes acquired through business combinations	0.2	(9.6)
Tax (expense) recovery during the year recognized in net income	20.8	(15.1)
Balance, end of the year	(21.0)	(41.3)

Summary of Loss Carryforwards and Deductible Temporary Differences
At December 31, 2020, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31, 2020	December 31, 2019
	$	$
Deductible temporary differences	1.1	9.2
Non-capital tax losses:
Expire (2021 to 2040)	37.0	37.8
Never expire	33.5	71.2
	70.5	109.0
Capital tax losses:
Never expire	2.6	6.8
	74.2	125.0